UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12/31/03

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:

       /s/ Brian Warner             New York, NY              02/18/04
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:       $77,837 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                 Shares                                             Authority
                               Title                    Value      or              Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

Acme Communication Inc       COM       004631 10 7   $4,464       507,850  SH             SOLE                  507,850
AT&T Corp                    COM NEW   001957 505    $1,049        51,696  SH             SOLE                   51,696
AT&T Wireless Svcs Inc       COM       00209A 10 6     $669        83,688  SH             SOLE                   83,688
Cherokee, Inc. Del New       COM       16444H 10 2     $114         5,000  SH             SOLE                    5,000
Comcast Corp New             CL A      20030N 10 1   $2,749        83,618  SH             SOLE                   83,618
Conseco Inc.                 COM NEW   208464 88 3   $7,031       322,500  SH             SOLE                  322,500
Digital Recorders Inc        COM       253869 10 1     $266        97,200  SH             SOLE                   97,200
Exploration Co               COM NEW   302133202        $31         5,000  SH             SOLE                    5,000
Franklin Electr Publishers I COM       353515 10 9     $157        40,000  SH             SOLE                   40,000
Gaylord Entmt Co. New        COM       367905 10 6   $7,015       235,000  SH             SOLE                  235,000
Gray Television Inc          COM       389375 10 6   $7,992       528,600  SH             SOLE                  528,600
Internap Network Svcs Corp   COM       45885A 10 2      $25        10,000  SH             SOLE                   10,000
Isle of Capri Casinos Inc    COM       464592 10 4  $19,216       895,000  SH             SOLE                  895,000
Jameson Inns, Inc.           COM       470457 10 2      $66        28,200  SH             SOLE                   28,200
Kerzner International Ltd    SHS       P6065Y 10 7   $2,254        63,360  SH             SOLE                   63,360
Liberty Media Corp. New      COM SERA  530718 10 5  $11,375       956,726  SH             SOLE                  956,726
Mentor Corp Minn             COM       587188 10 3      $24         1,000  SH             SOLE                    1,000
Mikohn Gaming Corp.          COM       59862K 10 8     $113        25,000  SH             SOLE                   25,000
Monarch Casino & Resort Inc  COM       609027 10 7     $945        85,700  SH             SOLE                   85,700
Nevada Gold & Casino's       COM NEW   64126Q 20 6   $2,950       244,850  SH             SOLE                  244,850
NewPark Res Inc              COM PAR   651718 50 4     $409        85,400  SH             SOLE                   85,400
                              $.01 NEW
North Pittsburgh Sys Inc     COM       661562 10 8   $2,325       122,970  SH             SOLE                  122,970
Opentv Corp                  CL A      G67543 10 1     $548       163,500  SH             SOLE                  163,500
Orchid Biosciences, Inc.     COM       68571P 10 0      $93        50,000  SH             SOLE                   50,000
Park Pl Entmt Corp           COM       700690 10 0     $108        10,000  SH             SOLE                   10,000
Penwest Pharmaceuticals Co.  COM       709754 10 5   $3,274       189,462  SH             SOLE                  189,462
Readers Digest Assn Inc.     COM       755267 10 1     $147        10,000  SH             SOLE                   10,000
Seabulk Intl Inc             COM       81169P 10 1     $241        29,635  SH             SOLE                   29,635
Solutia, Inc.                COM       834376 10 5      $18        50,000  SH             SOLE                   50,000
Summit Amer Television Inc   COM       86600T 10 9   $1,531       390,600  SH             SOLE                  390,600
Trinity Biotech Plc          SPON ADR  896438 10 8     $209        37,500  SH             SOLE                   37,500
Ubiquitel Inc                COM       903474 30 2     $134        50,000  SH             SOLE                   50,000
Wellman, Inc.                COM       949702 10 4     $133        13,000  SH             SOLE                   13,000
Westmoreland Coal Co         COM       960878 10 6     $105         6,000  SH             SOLE                    6,000
XICOR, Inc.                  COM       984903 10 4      $57         5,000  SH             SOLE                    5,000
